Inventories	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
(4)	Inventories

Inventories by major category consist of the following:

	December 31,
	2015	2016
	RMB	RMB	US$

Raw materials	318,852	302,664	43,593
Work-in-progress	351,432	454,331	65,437
Finished goods	814,030	557,839	80,345
Total inventories	1,484,314	1,314,834	189,375

Inventory write-downs due to the lower of cost or market assessment amounted to RMB 4,208, RMB 31,930 and RMB  89,147 (US$  12,840) for the years ended December 31, 2014, 2015 and 2016, respectively, and were recorded as cost of revenues in the Consolidated Statements of Comprehensive Loss. Inventory write-downs of RMB 89,147(US$  12,840) in 2016 were mainly due to significant drop of selling price of PV modules in 2016.